Revenue Recognition	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenue Recognition

NOTE 16 — REVENUE RECOGNITION

Revenue from the sale of products and services is recorded when the performance obligation is fulfilled, usually at the time of shipment or when the service is provided, at the net sales price (transaction price). The Company elected to present revenue net of value added tax and other similar taxes and account for shipping and handling activities as fulfillment costs rather than separate performance obligations.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers;
●	identify performance obligations;
●	determine transaction price;
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Disaggregation of Revenue

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		For the Three Months Ended				For the Six Months Ended
		June 30, 2018		June 30, 2017		June 30, 2018		June 30, 2017
Products	e-Navigation	￦	709,737	￦	448,142	￦	953,243	￦	810,151
	Smart Ship		59,695		19,700		65,190		88,650
Projects	e-Navigation		144,510		430,153		745,245		904,491
	Smart Ship		135,260		105,476		595,007		166,831
Total		￦	1,049,202	￦	1,003,471	￦	2,358,685	￦	1,970,123